Shareholder Fees {- Target Volatility Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP Target Volatility Portfolio Service, Service 2 PRO-12 | Target Volatility Portfolio
Shareholder Fees:
(fees paid directly from your investment)